4. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Commitments and Contingencies

The Company is party to various lawsuits and administrative proceedings arising in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims, which it believes, are without merit. The Company's management believes that the ultimate resolution of such matters will not materially and adversely affect the Company's business, financial position, results of operations or cash flows.

On November 14, 2014, Concinnitas, LLC and Mr. George W. Hindman (collectively "Concinnitas") filed a complaint against the Company alleging infringement of U.S. Patent No. 7,805,542 (“the ’542 patent”) titled "“Mobile United Attached in a Mobile Environment that Fully Restricts Access to Data Received via Wireless Signal to a Separate Computer in the Mobile Environment.” The Complaint asserts that the Company sells "products and/or systems (including at least the [wireless router model no.] 4530)" that infringe the '542 patent. Concinnitas and the Company have executed a settlement agreement.  On August 13, 2015, this case was closed following an order of dismissal with prejudice pursuant to a resolution of the dispute between Zoom and Concinnitas, LLC.

On January 30, 2015, Wetro LAN LLC ("Wetro LAN") filed a complaint against the Company alleging infringement of U.S. Patent No. 6,795,918 (“the ’918 patent”). The ’918 patent is titled “Service Level Computer Security.” Wetro LAN alleges that the Company’s wireless routers, including its Model 4501 Wireless-N Router, infringe the '918 patent. The case is in its early stages and a date for the scheduling conference has not yet been set.

On May 14, 2015, Zoom entered into a License Agreement with Motorola Mobility LLC (the “License Agreement”).  The License Agreement provides Zoom with an exclusive license to use certain trademarks owned by Motorola Trademark Holdings, LLC. for the manufacture, sale and marketing of consumer cable modem products in the United States and Canada through certain authorized sales channels. The License Agreement has a five-year term beginning January 1, 2016 through December 31, 2020.

In connection with the License Agreement Zoom has agreed to pay Motorola Mobility a one-time set-up fee due prior to January 1, 2016 and a royalty based on net sales during the term of the License Agreement.  The License Agreement provides for significant minimum annual royalty payments during the term.  Zoom and Motorola Mobility also agreed to other terms and conditions including quality provisions designed to protect the Motorola brand.

In order to facilitate Zoom’s current and planned increase in production demand, driven in part by the launch of Motorola branded products, Zoom has committed with North American Production Sharing, Inc. (“NAPS”) to extend its existing lease used in connection with the Production Sharing Agreement (“PSA”) entered into between Zoom and NAPS.  The extension term is December 1, 2015 through November 30, 2018.  Also, the parties will lease additional space adjacent to its current space, which will double Zoom’s existing production capacity.  The term of the new lease for additional space will run from March 1, 2016 through November 30, 2018 with early access granted as of December 1, 2015.

(a)  Lease Obligations

Since 1983 the Company’s headquarters has been near South Station in downtown Boston at 201 and 207 South Street. In December 2006, the Company sold its owned headquarters buildings in Boston, Massachusetts and leased back 25,200 square feet for two years expiring December 2008. In November 2008 the Company signed a lease amendment for its headquarters’ offices in Boston in the existing building for approximately 14,400 square feet for three years with a six month termination option starting July 1, 2010. In May 2010 the Company signed a second lease amendment extending the term of the lease to April 30, 2016 with a six month termination option starting December 1, 2011. In December 2011 the Company signed a third lease amendment reducing the Company lease space by 3,800 square feet effective June 1, 2012, with a proportionate decrease in lease expense.

In August 2006 the Company signed a lease for a 35,575 square foot manufacturing and warehousing facility in Tijuana, Mexico with an initial lease term from October 2006 to May 2007, with five two-year options thereafter.  In February 2007 the Company renegotiated the first renewal term and signed a one-year extension starting in May 2007, with five two-year options thereafter. The Company signed another one-year extension starting in May 2008.  In March 2009 the Company signed a one-year lease with one one-year option for a smaller facility for lower cost. In March 2011 the Company signed a one-year lease extension starting May 1, 2011, with three one-year renewal options thereafter. In April 2012 the Company exercised the first of three renewal options, with no significant change in lease cost. In February 2013 the Company exercised the second of three renewal options, with no significant increase in lease cost.  In November 2014 we cancelled our existing lease and signed a one-year lease with five one-year renewal options thereafter for an adjacent 11,390 square foot facility.

In September 2005 the Company entered into a two year office lease consisting of 2,400 square feet at 2 Kings Road, Fleet, Hants, U.K. for its U.K. sales office.  In September 2007 the lease was continued on a month-to-month basis with a 3 month cancellation notice required by the Company or the landlord. In September 2008 the Company signed an Office Service Agreement, which is an office rental agreement, rather than a lease. We cancelled our Office Service Agreement effective October 31, 2011. Zoom closed the U.K. sales office in October 2014 and now has an independent sales representative for the U.K. and Ireland.

Rent expense for all of the Company's leases was $277.2 thousand in 2013 and $313.4 thousand in 2014.

As of December 31, 2014, the Company's estimated future minimum committed rental payments, excluding executory costs, under the operating leases described above to their expiration or the earliest possible termination date, whichever is sooner, are $227.2 thousand for 2015.  There are no future minimum committed rental payments that extend beyond 2015.

(b)  Contingencies

The Company is party to various lawsuits and administrative proceedings arising in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims which it believes are without merit. The Company's management believes that the ultimate resolution of such matters will not materially and adversely affect the Company's business, financial position, results of operations or cash flows.

On November 6, 2013, Innovative Wireless Solutions, LLC ("IWS") filed a complaint against the Company alleging infringement of U.S. Patents Nos. 5,912,895, 6,327,264, and 6,587,473, all entitled "Information Network Access Apparatus and Methods of Communicating Information packets via Telephone Links." Final Judgment of Non-Infringement in Zoom’s favor was entered on March 20, 2015 in the IWS matter, so that matter is no longer pending.

On November 14, 2014, Concinnitas, LLC and Mr. George W. Hindman (collectively "Concinnitas") filed a complaint against the Company alleging infringement of U.S. Patent No. 7,805,542 (“the ’542 patent”) titled "“Mobile United Attached in a Mobile Environment that Fully Restricts Access to Data Received via Wireless Signal to a Separate Computer in the Mobile Environment.” The Complaint asserts that the Company sells "products and/or systems (including at least the [wireless router model no.] 4530)" that infringe the '542 patent. The case is in its early stages and a scheduling conference has been set for the end of March 2015.

On January 30, 2015, Wetro LAN LLC ("Wetro LAN") filed a complaint against the Company alleging infringement of U.S. Patent No. 6,795,918 (“the ’918 patent”). The ’918 patent is titled “Service Level Computer Security.” Wetro LAN alleges that the Company’s wireless routers, including its Model 4501 Wireless-N Router, infringe the '918 patent. The case is in its early stages and the Company plans on responding to the Complaint shortly.